University of Mississippi ("UM") Agreements (Detail Textuals)			1 Months Ended			12 Months Ended
	Dec. 14, 2015 USD ($) License_agreement	Oct. 15, 2014 USD ($)	Feb. 28, 2015 USD ($)	Sep. 29, 2014 USD ($) License_agreement	Jul. 31, 2013	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
University Of Mississippi Agreements [Line Items]
Research and development expense						$ 576,093	$ 227,500
University of Mississippi ("UM") Agreements | Intellectual Property
University Of Mississippi Agreements [Line Items]
Term of memorandum of understanding agreement					5 years
Notice period for termination					3 months
Option Agreement | Intellectual Property
University Of Mississippi Agreements [Line Items]
Number of license agreements | License_agreement				3
Notice period for termination				60 days
Aggregate milestone payments if milestones achieved				$ 2,100,000
Option Agreement | Intellectual Property | October 2014
University Of Mississippi Agreements [Line Items]
One time up front payment		$ 10,000
Option Agreement | Intellectual Property | Accrued license and patent reimbursement fees
University Of Mississippi Agreements [Line Items]
Reimbursement of sunk patent expenses			$ 70,678
Research Agreement | University of Mississippi | Intellectual Property | March 2015
University Of Mississippi Agreements [Line Items]
Notice period for termination						30 days
Research and development expense						$ 66,747
Research Agreement | University of Mississippi | Intellectual Property | July 2015
University Of Mississippi Agreements [Line Items]
Notice period for termination						30 days
Research and development expense						$ 37,120
Research Agreement | University of Mississippi | Intellectual Property | September 2015
University Of Mississippi Agreements [Line Items]
Notice period for termination						30 days
Research and development expense						$ 107,476
Research Agreement | University of Mississippi | Intellectual Property | December 2015
University Of Mississippi Agreements [Line Items]
Notice period for termination						30 days
License Agreement | University of Mississippi | Intellectual Property
University Of Mississippi Agreements [Line Items]
Number of license agreements | License_agreement	2
Notice period for termination	60 days
One time up front payment	$ 65,000
Annual fees for license agreement	25,000
Aggregate milestone payments if milestones achieved	1,400,000
License Agreement | University of Mississippi | Intellectual Property | December 2015
University Of Mississippi Agreements [Line Items]
One time up front payment	$ 10,000